                        NATIONWIDE SEPARATE ACCOUNT TRUST


                               Total Return Fund
                            Capital Appreciation Fund
                              Government Bond Fund
                                Money Market Fund

                   Prospectus Supplement dated October 18 2000
                         to Prospectus dated May 1, 2000


The disclosure on page 2 of the above noted prospectus is hereby amended to reflect that:

The Total Return Fund will no longer be limited with respect to the number of securities it may hold at any time. Accordingly, the section entitled "Principal Strategies" is deleted in its entirety and is replaced with the following:

         The Fund is slightly more conservative than the Capital Appreciation Fund since it seeks total return through a flexible combination of current income and capital appreciation. In other words, the Fund looks for stocks and other securities that pay dividends and other income, instead of relying solely on the security's prospect for increasing in value. To achieve its objective, the Fund invests primarily in the common stock and convertible securities of companies with consistent earnings performance and generally intends to be fully invested in these securities.

         The Fund looks for companies whose earnings are expected to consistently grow faster than other companies in the market. It usually will sell securities if:

         o        the price of the security is overvalued

         o        the company's earnings are consistently lower than expected

         o        more favorable opportunities are identified.

The disclosure on page 18 of the prospectus under "Who Can Buy Shares of the Funds" is hereby amended to add the following after the third paragraph in that section:

         Please check with your insurance company to determine which Funds are available under your variable annuity contract or variable life insurance policy. This prospectus should be read in conjunction with the prospectus of the separate account of your specific insurance product.

         Each Fund sells its shares to separate accounts of both Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and may sell its shares to separate accounts of other unaffiliated insurance companies. The Funds currently do not foresee any disadvantages to the owners of variable annuity contracts or variable life insurance products arising out of the fact that the Funds may offer their shares to the

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         separate accounts of various insurance companies to fund benefits of these variable insurance products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more Funds and shares of another Fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.


           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE.
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                        NATIONWIDE SEPARATE ACCOUNT TRUST


                         Nationwide Small Company Fund

                  Prospectus Supplement dated October 18, 2000
                         to Prospectus dated May 1, 2000


The disclosure on page 11 of the prospectus under "Who Can Buy Shares of the Fund" is hereby amended to add the following after the third paragraph in that section:

         Please check with your insurance company to determine whether this Fund is are available under your variable annuity contract or variable life insurance policy. This prospectus should be read in conjunction with the prospectus of the separate account of your specific insurance product.

         The Fund sells its shares to separate accounts of both Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and may sell its shares to separate accounts of other unaffiliated insurance companies. The Fund currently does not foresee any disadvantages to the owners of variable annuity contracts or variable life insurance products arising out of the fact that the Fund may offer its shares to the separate accounts of various insurance companies to fund benefits of these variable insurance products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the Fund and shares of another fund may be substituted. This might force the Fund to sell its securities at disadvantageous prices.


           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE.
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                        NATIONWIDE SEPARATE ACCOUNT TRUST


                          Nationwide Small Company Fund

                  Prospectus Supplement dated October 18, 2000
                         to Prospectus dated May 1, 2000


The disclosure on page 11 of the prospectus under "Who Can Buy Shares of the Fund" is hereby amended to add the following after the third paragraph in that section:

         Please check with your insurance company to determine whether this Fund is are available under your variable annuity contract or variable life insurance policy. This prospectus should be read in conjunction with the prospectus of the separate account of your specific insurance product.

         The Fund sells its shares to separate accounts of both Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and may sell its shares to separate accounts of other unaffiliated insurance companies. The Fund currently does not foresee any disadvantages to the owners of variable annuity contracts or variable life insurance products arising out of the fact that the Fund may offer its shares to the separate accounts of various insurance companies to fund benefits of these variable insurance products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the Fund and shares of another fund may be substituted. This might force the Fund to sell its securities at disadvantageous prices.


           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE.
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                        NATIONWIDE SEPARATE ACCOUNT TRUST


                      Gartmore NSAT Emerging Markets Fund
                     Gartmore NSAT International Growth Fund

                  Prospectus Supplement dated October 18, 2000
                      to Prospectus dated September 1, 2000


The disclosure on page 11 of the prospectus under "Buying Shares" is hereby amended to add the following after the second paragraph in that section:

         Please check with your insurance company to determine which Funds are available under your variable annuity contract or variable life insurance policy. This prospectus should be read in conjunction with the prospectus of the separate account of your specific insurance product.

         Each Fund sells its shares to separate accounts of both Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and may sell its shares to separate accounts of other unaffiliated insurance companies. The Funds currently do not foresee any disadvantages to the owners of variable annuity contracts or variable life insurance products arising out of the fact that the Funds may offer their shares to the separate accounts of various insurance companies to fund benefits of these variable insurance products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more Funds and shares of another Fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.


           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE.